Segment Information (Details)	12 Months Ended
	Dec. 31, 2022 item segment	Dec. 31, 2021 item
Segment Information
Number of reportable segments | segment	1
Number of time charters	12	13
Number of bareboat charters	4	4
Minimum | Revenues | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	10.00%